Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($) shares	Share capital USD ($) shares	Additional paid-in capital USD ($)	Treasury shares USD ($)	Accumulated deficit USD ($)
Beginning balance at Dec. 31, 2016		$ 1,315,200	$ 2,247	$ 1,756,769	$ (443,816)	$ 0
Beginning balance (in shares) at Dec. 31, 2016 | shares			17,462,976
Net loss		(158,240)				(158,240)
Net proceeds from follow on offerings of common stock		288,444	$ 845	287,599
Net proceeds from follow on offerings (in shares) | shares			8,450,000
Issuance of restricted stock, net of forfeitures		0	$ 109	(109)
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,087,780
Amortization of restricted stock, net of forfeitures		22,385		22,385
Dividends paid	[1]	(9,561)		(9,561)
Shares issued as consideration for merger with NPTI		221,100	$ 550	220,550
Shares issued as consideration for merger with NPTI (in shares) | shares			5,499,999
Warrants exercised relating to merger with NPTI		5,973	$ 15	5,958
Warrants exercised relating to merger with NPTI (in shares) | shares			150,000
Ending balance at Dec. 31, 2017		1,685,301	$ 3,766	2,283,591	(443,816)	(158,240)
Ending balance (in shares) at Dec. 31, 2017 | shares			32,650,755
Net loss		(190,071)				(190,071)
Net proceeds from follow on offerings of common stock		319,632	$ 1,822	317,810
Net proceeds from follow on offerings (in shares) | shares			18,216,216
Issuance of restricted stock, net of forfeitures		0	$ 188	(188)
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,881,826
Amortization of restricted stock, net of forfeitures		25,547		25,547
Dividends paid	[1]	(15,127)		(15,127)
Purchase of treasury shares		(23,240)			(23,240)
Purchase of treasury shares (in shares) | shares			(1,351,235)
Equity component of issuance of Senior Convertible Notes due 2022		36,966		36,966
Ending balance at Dec. 31, 2018		1,839,012	$ 5,776	2,648,599	(467,056)	(348,307)
Ending balance (in shares) at Dec. 31, 2018 | shares			51,397,562
Adoption of accounting standards (IFRS 15)		(2,249)				(2,249)
Net loss		(48,490)				(48,490)
Share related to reverse stock split | shares			(62)
Stock Issued During Period, Shares, Reverse Stock Splits, Value	[2]		$ (5,198)
Increase (Decrease) Reverse stock split	[2]	(2)		5,196
Issuance of restricted stock, net of forfeitures		0	$ 5	(5)
Shares forfeited restricted stock | shares			0
Issuance of restricted stock, net of forfeitures (in shares) | shares			507,920
Amortization of restricted stock, net of forfeitures		27,421		27,421
Increase(decrease) from private placement of common stock | shares			1,724,137
Increase(decrease) from private placement of common stock equity		$ 50,000	$ 17	49,983
Increase(decrease) consideration for Trafigura transaction | shares		4,572,873
Increase(decrease) consideration for Trafigura transaction equity		$ 132,614	$ 46	132,568
Dividends paid	[1]	(21,278)		(21,278)
Purchase of treasury shares		(1)			(1)
Purchase of treasury shares (in shares) | shares			(30)
Equity issuance costs		(38)		(38)
Ending balance at Dec. 31, 2019		$ 1,976,989	$ 646	$ 2,842,446	$ (467,057)	$ (399,046)
Ending balance (in shares) at Dec. 31, 2019 | shares			58,202,400

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.
[2]	On January 18, 2019, the Company effected a one-for-ten reverse stock split. The Company's shareholders approved the reverse stock split and change in authorized common shares at the Company's special meeting of shareholders held on January 15, 2019. Pursuant to this reverse stock split, the total number of authorized common shares was reduced to 150.0 million shares.